Fees Summary	Aug. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,300,000
Previously Paid Amount	0.00
Total Fee Amount	191.88
Total Offset Amount	0.00
Net Fee	191.88
Narrative - Max Aggregate Offering Price	$ 1,300,000
Final Prospectus	true